Loans Receivable and Allowance for Loan Losses - Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	$ 3,071	$ 2,500	$ 2,090
Charge-offs	(313)	(222)	(402)
Recoveries		16	50
Provision charged to operations	717	777	762
Total allowance for loan losses, ending balance	3,475	3,071	2,500
Allowance for loan losses:
Collectively evaluated for impairment	3,475	3,071
Total	3,475	3,071	2,500
Individually evaluated for impairment	2,121	842
Collectively evaluated for impairment	640,388	584,836
Total	642,509	585,678
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	2,460	2,127	1,733
Charge-offs	(313)	(194)	(402)
Recoveries		16	50
Provision charged to operations	557	511	746
Total allowance for loan losses, ending balance	2,704	2,460	2,127
Allowance for loan losses:
Collectively evaluated for impairment	2,704	2,460
Total	2,704	2,460	2,127
Individually evaluated for impairment	885	387
Collectively evaluated for impairment	556,416	526,283
Total	557,301	526,670
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	186	187	193
Charge-offs		(28)
Provision charged to operations	164	27	(6)
Total allowance for loan losses, ending balance	350	186	187
Allowance for loan losses:
Collectively evaluated for impairment	350	186
Total	350	186	187
Individually evaluated for impairment	784	208
Collectively evaluated for impairment	34,626	21,357
Total	35,410	21,565
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	224	99	105
Provision charged to operations	129	125	(6)
Total allowance for loan losses, ending balance	353	224	99
Allowance for loan losses:
Collectively evaluated for impairment	353	224
Total	353	224	99
Individually evaluated for impairment	439	247
Collectively evaluated for impairment	38,399	24,909
Total	38,838	25,156
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	2	5	4
Provision charged to operations	(1)	(3)	1
Total allowance for loan losses, ending balance	1	2	5
Allowance for loan losses:
Collectively evaluated for impairment	1	2
Total	1	2	5
Collectively evaluated for impairment	611	553
Total	611	553
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	45	38	42
Provision charged to operations	(3)	7	(4)
Total allowance for loan losses, ending balance	42	45	38
Allowance for loan losses:
Collectively evaluated for impairment	42	45
Total	42	45	38
Individually evaluated for impairment	13
Collectively evaluated for impairment	9,664	10,916
Total	9,677	10,916
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	1			1
Provision charged to operations	(1)
Total allowance for loan losses, ending balance			1	1
Allowance for loan losses:
Collectively evaluated for impairment		1
Total			1	1
Collectively evaluated for impairment	672	818
Total	672	818
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	153	43	12
Provision charged to operations	(128)	110	31
Total allowance for loan losses, ending balance	25	153	43
Allowance for loan losses:
Collectively evaluated for impairment	25	153
Total	$ 25	$ 153	$ 43